John Hancock
ESG Core Bond Fund
Quarterly portfolio holdings 8/31/2023

Fund’s investments
As of 8-31-23 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 36.5%				$20,445,656
(Cost $21,181,101)
U.S. Government 32.9%				18,450,710
U.S. Treasury
Note	0.375	11-30-25	3,185,000	2,890,885
Note	0.500	05-31-27	925,000	801,281
Note	0.625	12-31-27	2,660,000	2,273,988
Note	0.750	03-31-26	860,000	780,517
Note	0.875	11-15-30	1,270,000	1,016,595
Note	1.625	09-30-26	2,265,000	2,080,172
Note	1.750	11-15-29	1,090,000	947,874
Note	1.875	02-15-32	1,460,000	1,227,141
Note	2.000	02-15-25	2,115,000	2,023,130
Note	2.250	02-15-27	1,125,000	1,046,118
Note	2.875	08-15-28	2,125,000	1,992,354
Note	3.375	05-15-33	1,455,000	1,370,655
U.S. Government Agency 3.6%				1,994,946
Federal Home Loan Mortgage Corp. 30 Yr Pass Thru	3.500	03-01-48	184,889	167,608
Federal National Mortgage Association
15 Yr Pass Thru	5.000	08-01-38	606,000	598,937
30 Yr Pass Thru	3.000	05-01-48	172,298	151,992
30 Yr Pass Thru	3.500	02-01-45	88,269	81,098
30 Yr Pass Thru	3.500	09-01-46	206,020	188,115
30 Yr Pass Thru	3.500	07-01-47	112,083	101,782
30 Yr Pass Thru	4.000	07-01-44	71,257	67,573
30 Yr Pass Thru	4.000	10-01-47	151,978	143,351
30 Yr Pass Thru	4.000	07-01-56	69,885	64,127
30 Yr Pass Thru	4.000	07-01-56	60,426	55,466
30 Yr Pass Thru	4.500	01-01-46	114,283	110,656
30 Yr Pass Thru	4.500	03-01-47	71,751	69,339
30 Yr Pass Thru	4.500	08-01-56	61,807	58,841

30 Yr Pass Thru	5.000	11-01-39	136,327	136,061
Corporate bonds 40.3%				$22,582,992
(Cost $24,353,011)
Communication services 2.3%				1,301,480
Diversified telecommunication services 1.4%
AT&T, Inc.	4.300	02-15-30	445,000	414,902
Verizon Communications, Inc.	4.329	09-21-28	385,000	368,728
Entertainment 0.5%
The Walt Disney Company	2.000	09-01-29	315,000	267,072
Media 0.4%
Comcast Corp.	3.400	04-01-30	275,000	250,778
Consumer discretionary 1.8%				994,842
Automobiles 0.7%
American Honda Finance Corp.	1.200	07-08-25	395,000	366,213
Specialty retail 1.1%
Lowe’s Companies, Inc.	4.400	09-08-25	335,000	328,922
The Home Depot, Inc.	2.950	06-15-29	330,000	299,707
2	JOHN HANCOCK ESG CORE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer staples 0.5%				$297,642
Personal care products 0.5%
The Estee Lauder Companies, Inc.	4.375	05-15-28	305,000	297,642
Energy 1.8%				1,013,218
Oil, gas and consumable fuels 1.8%
Enbridge, Inc.	1.600	10-04-26	192,000	172,126
Enbridge, Inc.	4.250	12-01-26	185,000	178,586
Phillips 66	3.850	04-09-25	370,000	360,016
TotalEnergies Capital International SA	3.455	02-19-29	325,000	302,490
Financials 17.4%				9,770,838
Banks 12.3%
Bank of America Corp. (0.976% to 4-22-24, then SOFR + 0.690%)	0.976	04-22-25	325,000	313,958
Bank of America Corp. (1.898% to 7-23-30, then SOFR + 1.530%)	1.898	07-23-31	265,000	209,189
Bank of America Corp. (3.419% to 12-20-27, then 3 month CME Term SOFR + 1.302%)	3.419	12-20-28	200,000	183,401
Bank of Montreal	1.500	01-10-25	230,000	217,578
Citigroup, Inc. (2.572% to 6-3-30, then SOFR + 2.107%)	2.572	06-03-31	545,000	450,083
Citigroup, Inc. (6.174% to 5-25-33, then SOFR + 2.661%)	6.174	05-25-34	138,000	137,518
Citizens Bank NA (6.064% to 10-24-24, then SOFR + 1.450%)	6.064	10-24-25	594,000	575,085
Fifth Third Bancorp (6.361% to 10-27-27, then SOFR + 2.192%)	6.361	10-27-28	324,000	326,583
HSBC Holdings PLC (6.254% to 3-9-33, then SOFR + 2.390%)	6.254	03-09-34	290,000	293,154
International Bank for Reconstruction & Development	0.625	04-22-25	320,000	297,712
JPMorgan Chase & Co. (0.563% to 2-16-24, then SOFR + 0.420%)	0.563	02-16-25	330,000	321,728
JPMorgan Chase & Co. (3.702% to 5-6-29, then 3 month CME Term SOFR + 1.422%)	3.702	05-06-30	180,000	164,329
JPMorgan Chase & Co. (4.452% to 12-5-28, then 3 month CME Term SOFR + 1.592%)	4.452	12-05-29	300,000	285,979
KeyCorp	2.550	10-01-29	320,000	253,636
Lloyds Banking Group PLC (1.627% to 5-11-26, then 1 Year CMT + 0.850%)	1.627	05-11-27	335,000	298,817
Mitsubishi UFJ Financial Group, Inc. (2.309% to 7-20-31, then 1 Year CMT + 0.950%)	2.309	07-20-32	345,000	273,208
Royal Bank of Canada	2.050	01-21-27	505,000	453,963
Sumitomo Mitsui Financial Group, Inc.	1.902	09-17-28	320,000	269,052
The PNC Financial Services Group, Inc.	1.150	08-13-26	472,000	418,516
The PNC Financial Services Group, Inc. (5.068% to 1-24-33, then SOFR + 1.933%)	5.068	01-24-34	210,000	198,912
The Toronto-Dominion Bank	0.750	09-11-25	413,000	376,353
The Toronto-Dominion Bank	4.108	06-08-27	220,000	210,105
Westpac Banking Corp.	1.150	06-03-26	415,000	372,780
Capital markets 3.2%
Morgan Stanley (6.342% to 10-18-32, then SOFR + 2.560%)	6.342	10-18-33	340,000	356,201
State Street Corp. (2.354% to 11-1-24, then SOFR + 0.940%)	2.354	11-01-25	400,000	384,080
The Bank of New York Mellon Corp. (4.414% to 7-24-25, then SOFR + 1.345%)	4.414	07-24-26	375,000	366,601
The Goldman Sachs Group, Inc. (1.093% to 12-9-25, then SOFR + 0.789%)	1.093	12-09-26	335,000	300,702
The Goldman Sachs Group, Inc. (1.992% to 1-27-31, then SOFR + 1.090%)	1.992	01-27-32	350,000	272,585
The Goldman Sachs Group, Inc. (3.814% to 4-23-28, then 3 month CME Term SOFR + 1.420%)	3.814	04-23-29	125,000	115,663
Consumer finance 0.5%
American Express Company	3.950	08-01-25	315,000	305,640
Insurance 1.4%
Aon Corp.	2.800	05-15-30	348,000	298,814
Lincoln National Corp.	3.050	01-15-30	205,000	172,564
Willis North America, Inc.	5.350	05-15-33	307,000	296,349
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG CORE BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
Health care 3.7%				$2,056,966
Biotechnology 1.0%
AbbVie, Inc.	3.600	05-14-25	210,000	203,657
Amgen, Inc.	5.250	03-02-33	378,000	376,035
Health care providers and services 1.1%
CVS Health Corp.	4.300	03-25-28	340,000	326,557
Seattle Children’s Hospital	1.208	10-01-27	325,000	274,669
Life sciences tools and services 0.5%
Thermo Fisher Scientific, Inc.	4.800	11-21-27	281,000	281,345
Pharmaceuticals 1.1%
Astrazeneca Finance LLC	4.875	03-03-28	295,000	294,028
Merck & Company, Inc.	4.300	05-17-30	310,000	300,675
Industrials 3.8%				2,112,843
Aerospace and defense 0.9%
Lockheed Martin Corp.	5.100	11-15-27	216,000	218,365
Northrop Grumman Corp.	3.250	01-15-28	305,000	284,123
Building products 0.5%
Carrier Global Corp.	2.700	02-15-31	335,000	281,111
Ground transportation 0.6%
Ryder System, Inc.	1.750	09-01-26	342,000	307,717
Machinery 1.3%
CNH Industrial Capital LLC	1.450	07-15-26	440,000	393,616
John Deere Capital Corp.	4.150	09-15-27	337,000	328,947
Trading companies and distributors 0.5%
AerCap Ireland Capital DAC	3.000	10-29-28	345,000	298,964
Information technology 0.5%				269,203
Semiconductors and semiconductor equipment 0.5%
Intel Corp.	2.450	11-15-29	310,000	269,203
Materials 1.2%				668,813
Chemicals 0.3%
Eastman Chemical Company	4.500	12-01-28	165,000	157,770
Containers and packaging 0.4%
WRKCo, Inc.	3.750	03-15-25	115,000	111,542
WRKCo, Inc.	4.650	03-15-26	110,000	107,070
Metals and mining 0.5%
BHP Billiton Finance USA, Ltd.	4.750	02-28-28	295,000	292,431
Real estate 2.9%				1,643,197
Health care REITs 0.4%
Welltower OP LLC	2.750	01-15-32	306,000	247,400
Industrial REITs 0.4%
Prologis LP	1.250	10-15-30	295,000	227,123
Office REITs 1.1%
Alexandria Real Estate Equities, Inc.	4.900	12-15-30	305,000	295,218
Boston Properties LP	3.800	02-01-24	350,000	345,752
Retail REITs 0.5%
Simon Property Group LP	1.375	01-15-27	301,000	265,415
Specialized REITs 0.5%
American Tower Corp.	3.375	10-15-26	280,000	262,289
4	JOHN HANCOCK ESG CORE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities 4.4%				$2,453,950
Electric utilities 3.9%
American Electric Power Company, Inc.	4.300	12-01-28	430,000	409,697
DTE Electric Company	2.250	03-01-30	350,000	297,051
Eversource Energy	1.650	08-15-30	355,000	279,293
Exelon Corp.	3.400	04-15-26	228,000	216,876
National Rural Utilities Cooperative Finance Corp.	1.350	03-15-31	257,000	194,419
NextEra Energy Capital Holdings, Inc.	4.900	02-28-28	294,000	288,910
NSTAR Electric Company	3.200	05-15-27	125,000	117,074
Xcel Energy, Inc.	4.000	06-15-28	425,000	402,704
Multi-utilities 0.5%

Public Service Electric & Gas Company	4.900	12-15-32	251,000	247,926

Municipal bonds 5.1%				$2,875,167
(Cost $3,121,855)
Bloomfield Township Board of Education (New Jersey)	1.523	09-01-27	155,000	135,574
California Health Facilities Financing Authority	1.829	06-01-29	250,000	212,568
California State University	1.740	11-01-30	210,000	169,676
City of Phoenix Civic Improvement Corp. (Arizona)	1.939	07-01-30	385,000	321,216
City of San Francisco Public Utilities Commission Water Revenue (California)	2.806	11-01-23	250,000	248,969
Geisinger Authority (Pennsylvania)	1.680	04-01-24	165,000	161,273
Kent Hospital Finance Authority (Michigan)	2.821	07-15-29	310,000	274,388
Municipal Improvement Corp. of Los Angeles (California)	1.341	11-01-26	270,000	239,908
New York City Housing Development Corp.	2.416	05-01-24	325,000	317,510
San Francisco City & County Airport Commission (California)	2.583	05-01-30	300,000	258,198
State Board of Administration Finance Corp. (Florida)	1.258	07-01-25	270,000	251,068

State of Hawaii	1.695	08-01-32	370,000	284,819
Collateralized mortgage obligations 3.3%				$1,830,869
(Cost $1,930,235)
Commercial and residential 2.0%				1,133,649
Benchmark Mortgage Trust
Series 2023-V3, Class A3 (A)	6.363	07-15-56	215,000	220,414
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class A5	3.137	02-10-48	302,000	290,133
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2016-DC2, Class A5	3.765	02-10-49	182,000	171,433
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class A4	3.719	07-15-50	135,000	129,132
Series 2015-C24, Class A4	3.732	05-15-48	338,000	322,537
U.S. Government Agency 1.3%				697,220
Federal National Mortgage Association
Series 2012-56, Class WB	3.500	05-25-42	115,869	103,191
Series 2013-135, Class KM	2.500	03-25-28	4,850	4,826
Series 2013-31, Class NG	2.250	04-25-33	233,518	211,732
Series 2013-34, Class PA	2.000	08-25-42	225,117	202,861
Series 2016-36, Class BC	2.500	03-25-43	61,188	58,344

Series 2017-M13, Class A2 (A)	3.029	09-25-27	124,535	116,266
Asset backed securities 13.3%				$7,458,608
(Cost $7,749,642)
Asset backed securities 13.3%				7,458,608
BA Credit Card Trust
Series 2022-A2, Class A2	5.000	04-17-28	266,000	264,935
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG CORE BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
CarMax Auto Owner Trust
Series 2020-4, Class A3	0.500	08-15-25	131,472	$128,972
Series 2021-1, Class A3	0.340	12-15-25	165,754	161,562
Series 2021-2, Class A4	0.810	12-15-26	213,000	198,011
Series 2022-2, Class A3	3.490	02-16-27	174,000	169,659
CNH Equipment Trust
Series 2021-B, Class A3	0.440	08-17-26	164,273	157,370
Series 2021-C, Class A3	0.810	12-15-26	272,471	261,049
Series 2022-A, Class A3	2.830	07-15-27	124,000	119,030
Series 2022-B, Class A3	3.890	08-16-27	216,000	210,690
Fifth Third Auto Trust
Series 2023-1, Class A3	5.530	08-15-28	231,000	231,619
Ford Credit Auto Owner Trust
Series 2020-A, Class A4	1.350	07-15-25	310,610	306,881
Series 2022-C, Class A3	4.480	12-15-26	215,000	211,664
GM Financial Automobile Leasing Trust
Series 2023-3, Class A3	5.380	11-20-26	304,000	303,917
GM Financial Consumer Automobile Receivables Trust
Series 2020-2, Class A4	1.740	08-18-25	314,000	310,191
Series 2020-3, Class A3	0.450	04-16-25	34,565	34,420
Series 2021-2, Class A3	0.510	04-16-26	77,123	74,795
Harley-Davidson Motorcycle Trust
Series 2023-A, Class A3	5.050	12-15-27	190,000	188,327
Honda Auto Receivables Owner Trust
Series 2022-2, Class A3	3.730	07-20-26	340,000	331,799
John Deere Owner Trust
Series 2021-B, Class A3	0.520	03-16-26	140,645	135,606
Series 2022-A, Class A3	2.320	09-16-26	214,000	207,186
Series 2022-C, Class A3	5.090	06-15-27	237,000	235,030
Mercedes-Benz Auto Receivables Trust
Series 2022-1, Class A3	5.210	08-16-27	443,000	441,736
U.S. Small Business Administration
Series 2012-20K, Class 1	2.090	11-01-32	155,249	139,444
Series 2016-20B, Class 1	2.270	02-01-36	150,077	134,468
Series 2016-20F, Class 1	2.180	06-01-36	119,669	105,387
Series 2016-20J, Class 1	2.210	10-01-36	56,411	49,906
Series 2017-20H, Class 1	2.750	08-01-37	104,469	93,923
Series 2020-20H, Class 1	0.900	08-01-40	139,148	110,991
Series 2020-20I, Class 1	1.050	09-01-40	148,917	120,438
Series 2022-20E, Class 1	3.820	05-01-42	287,933	267,541
Series 2022-20F, Class 1	3.890	06-01-42	347,304	322,540
Series 2022-20G, Class 1	3.810	07-01-42	133,125	122,839
Series 2022-20J, Class 1	4.890	10-01-42	181,956	178,542
Series 2022-20K, Class 1	4.980	11-01-42	193,678	191,112
Series 2023-20E, Class 1	4.600	05-01-43	337,000	325,276
Verizon Master Trust
Series 2022-2, Class A	1.530	07-20-28	431,000	407,837
Series 2022-7, Class A1A (5.230% to 11-20-24, then 5.980% thereafter)	5.230	11-22-27	205,000	203,915

	Yield (%)	Shares	Value
Short-term investments 0.8%			$448,127
(Cost $448,127)
Short-term funds 0.8%			448,127
JPMorgan U.S. Government Money Market Fund, Institutional Class	5.2134(B)	448,128	448,127

6	JOHN HANCOCK ESG CORE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total investments (Cost $58,783,971) 99.3%	$55,641,419
Other assets and liabilities, net 0.7%	377,228
Total net assets 100.0%	$56,018,647

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(B)	The rate shown is the annualized seven-day yield as of 8-31-23.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG CORE BOND FUND	7

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2023, by major security category or type:
	Total value at 8-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$20,445,656	—	$20,445,656	—
Corporate bonds	22,582,992	—	22,582,992	—
Municipal bonds	2,875,167	—	2,875,167	—
Collateralized mortgage obligations	1,830,869	—	1,830,869	—
Asset backed securities	7,458,608	—	7,458,608	—
Short-term investments	448,127	$448,127	—	—
Total investments in securities	$55,641,419	$448,127	$55,193,292	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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